SCHEDULE OF EXERCISE PRICES AND REMAINING CONTRACTUAL LIVES OF OUTSTANDING OPTIONS (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	428,457
Exercise price | $ / shares	$ 7.55
Weighted average remaining contractual life	8 years 10 months 24 days
Number of options outstanding | shares	64,291
Exercise price | $ / shares	$ 9.15
Weighted average remaining contractual life	8 years 2 months 12 days
Equity Classified Awards [Member] | Exercise Price One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	49,400
Exercise price | $ / shares	$ 3.32
Weighted average remaining contractual life	9 years 7 months 6 days
Number of options outstanding | shares
Exercise price | $ / shares
Equity Classified Awards [Member] | Exercise Price Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	39,782
Exercise price | $ / shares	$ 4.35
Weighted average remaining contractual life	9 years 2 months 12 days
Number of options outstanding | shares
Exercise price | $ / shares
Equity Classified Awards [Member] | Exercise Price Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	9,618
Exercise price | $ / shares	$ 4.80
Weighted average remaining contractual life	8 years 10 months 24 days
Number of options outstanding | shares	2,077
Exercise price | $ / shares	$ 4.80
Weighted average remaining contractual life	8 years 10 months 24 days
Equity Classified Awards [Member] | Exercise Price Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	13,115
Exercise price | $ / shares	$ 4.92
Weighted average remaining contractual life	9 years 1 month 6 days
Number of options outstanding | shares
Exercise price | $ / shares
Equity Classified Awards [Member] | Exercise Price Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	59,482
Exercise price | $ / shares	$ 5.95
Weighted average remaining contractual life	8 years 6 months
Number of options outstanding | shares	19,809
Exercise price | $ / shares	$ 5.95
Weighted average remaining contractual life	8 years 6 months
Equity Classified Awards [Member] | Exercise Price Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	96,177
Exercise price | $ / shares	$ 7.43
Weighted average remaining contractual life	8 years 8 months 12 days
Number of options outstanding | shares	28,416
Exercise price | $ / shares	$ 7.43
Weighted average remaining contractual life	8 years 8 months 12 days
Equity Classified Awards [Member] | Exercise Price Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	46,050
Exercise price | $ / shares	$ 7.89
Weighted average remaining contractual life	9 years 3 months 18 days
Number of options outstanding | shares
Exercise price | $ / shares
Equity Classified Awards [Member] | Exercise Price Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	46,050
Exercise price | $ / shares	$ 9.04
Weighted average remaining contractual life	9 years 3 months 18 days
Number of options outstanding | shares
Exercise price | $ / shares
Equity Classified Awards [Member] | Exercise Price Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	46,050
Exercise price | $ / shares	$ 11.78
Weighted average remaining contractual life	9 years 3 months 18 days
Number of options outstanding | shares
Exercise price | $ / shares
Equity Classified Awards [Member] | Exercise Price Ten [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	22,733
Exercise price | $ / shares	$ 18.07
Weighted average remaining contractual life	7 years 9 months 18 days
Number of options outstanding | shares	13,989
Exercise price | $ / shares	$ 18.07
Weighted average remaining contractual life	7 years 9 months 18 days
Liability Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	405,714
Exercise price | $ / shares	$ 9.72
Weighted average remaining contractual life	6 years 2 months 12 days
Number of options outstanding | shares	386,016
Exercise price | $ / shares	$ 10.52
Weighted average remaining contractual life	6 years 1 month 6 days
Liability Classified Awards [Member] | Exercise Price One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	78,110
Exercise price | $ / shares	$ 7.55
Weighted average remaining contractual life	4 years 1 month 6 days
Number of options outstanding | shares	78,110
Exercise price | $ / shares	$ 7.55
Weighted average remaining contractual life	4 years 1 month 6 days
Liability Classified Awards [Member] | Exercise Price Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	239,009
Exercise price | $ / shares	$ 7.78
Weighted average remaining contractual life	6 years 9 months 18 days
Number of options outstanding | shares	239,009
Exercise price | $ / shares	$ 7.78
Weighted average remaining contractual life	6 years 9 months 18 days
Liability Classified Awards [Member] | Exercise Price Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	78,795
Exercise price | $ / shares	$ 15.67
Weighted average remaining contractual life	6 years 10 months 24 days
Number of options outstanding | shares	59,097
Exercise price | $ / shares	$ 15.67
Weighted average remaining contractual life	6 years 10 months 24 days
Liability Classified Awards [Member] | Exercise Price Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding | shares	9,800
Exercise price | $ / shares	$ 25.62
Weighted average remaining contractual life	4 months 24 days
Number of options outstanding | shares	78,110
Exercise price | $ / shares	$ 25.62
Weighted average remaining contractual life	4 months 24 days